Income Taxes - Components of Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Deferred tax assets:
Allowance for loan losses	$ 19,728	$ 27,193	$ 32,275
OREO valuation allowance and other loss reserves	13,598	15,026	17,101
Federal NOL carryforwards	72,312	66,359	101,629
State NOL carryforwards	16,793	15,710	20,929
Unrealized securities losses, net	742	2,657
Other	2,670	3,154	3,629
Total deferred tax assets	125,843	130,099	175,563
Valuation allowance	(116,071)	(119,780)	(162,077)
Adjusted deferred tax assets	9,772	10,319	13,486
Deferred tax liabilities:
FHLB stock dividends	(833)	(833)	(1,928)
Mortgage servicing rights	(8,397)	(8,944)	(8,754)
Other	(542)	(542)	(1,369)
Total deferred tax liabilities	(9,772)	(10,319)	(13,486)
Net deferred tax assets
Unrealized securities gains, net			(1,435)
Scenario, Previously Reported [Member]
Deferred tax assets:
Other		3,141
Total deferred tax assets		130,086
Adjusted deferred tax assets		10,306
Deferred tax liabilities:
FHLB stock dividends		(820)
Total deferred tax liabilities		$ (10,306)